Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 60.9%
Aerospace & Defense - 1.4%
Howmet Aerospace, Inc.	43,361	$ 7,795,007
RTX Corp.	35,631	5,614,377
Textron, Inc.	22,762	1,770,201
TransDigm Group, Inc.	3,297	5,303,092
		20,482,677
Air Freight & Logistics - 0.3%
FedEx Corp.	9,483	2,119,356
United Parcel Service, Inc., Class B	29,139	2,510,616
		4,629,972
Automobile Components - 0.0% *
Aptiv PLC (A)	10,585	726,554
Automobiles - 0.9%
Tesla, Inc. (A)	43,160	13,304,933
Banks - 2.2%
Bank of America Corp.	228,774	10,814,147
Citigroup, Inc.	35,332	3,310,608
Fifth Third Bancorp	81,022	3,368,085
Truist Financial Corp.	35,154	1,536,581
U.S. Bancorp	59,824	2,689,687
Wells Fargo & Co.	117,014	9,434,839
		31,153,947
Beverages - 1.1%
Coca-Cola Co.	64,417	4,373,270
Keurig Dr. Pepper, Inc.	135,574	4,426,491
PepsiCo, Inc.	48,625	6,706,360
		15,506,121
Biotechnology - 1.2%
AbbVie, Inc.	51,792	9,789,724
Neurocrine Biosciences, Inc. (A)	5,048	647,305
Regeneron Pharmaceuticals, Inc.	5,307	2,894,756
Vertex Pharmaceuticals, Inc. (A)	7,220	3,298,602
		16,630,387
Broadline Retail - 2.8%
Amazon.com, Inc. (A)	172,070	40,283,308
Building Products - 0.9%
Carrier Global Corp.	70,332	4,826,182
Masco Corp.	28,201	1,921,334
Trane Technologies PLC	15,704	6,879,608
		13,627,124
Capital Markets - 1.4%
Ameriprise Financial, Inc.	7,613	3,944,981
Charles Schwab Corp.	78,992	7,719,888
CME Group, Inc.	15,593	4,339,220
MSCI, Inc.	1,656	929,612
Raymond James Financial, Inc.	7,932	1,325,675
State Street Corp.	17,123	1,913,495
		20,172,871
Chemicals - 0.8%
Linde PLC	13,999	6,443,180
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
LyondellBasell Industries NV, Class A	22,378	$ 1,296,357
PPG Industries, Inc.	18,314	1,932,127
Sherwin-Williams Co.	3,853	1,274,881
		10,946,545
Communications Equipment - 0.3%
Arista Networks, Inc. (A)	21,344	2,630,008
Motorola Solutions, Inc.	2,730	1,198,415
		3,828,423
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,550	1,465,944
Vulcan Materials Co.	6,499	1,785,080
		3,251,024
Consumer Finance - 0.5%
American Express Co.	9,924	2,970,352
Capital One Financial Corp.	18,074	3,885,910
		6,856,262
Consumer Staples Distribution & Retail - 0.6%
Walmart, Inc.	90,329	8,850,435
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	135,718	3,720,030
Electric Utilities - 1.2%
Entergy Corp.	7,009	633,824
NextEra Energy, Inc.	93,271	6,627,837
NRG Energy, Inc.	3,533	590,718
PG&E Corp.	99,349	1,392,873
Southern Co.	78,475	7,414,318
		16,659,570
Electrical Equipment - 0.5%
Eaton Corp. PLC	10,306	3,964,925
Emerson Electric Co.	12,071	1,756,451
GE Vernova, Inc.	3,352	2,213,292
		7,934,668
Energy Equipment & Services - 0.2%
Baker Hughes Co.	53,411	2,406,166
Entertainment - 0.8%
Netflix, Inc. (A)	4,945	5,733,233
Walt Disney Co.	43,560	5,188,432
Warner Music Group Corp., Class A	24,869	727,667
		11,649,332
Financial Services - 3.6%
Apollo Global Management, Inc.	16,072	2,335,583
Berkshire Hathaway, Inc., Class B (A)	26,451	12,481,698
Corpay, Inc. (A)	11,582	3,741,565
Fidelity National Information Services, Inc.	52,324	4,155,049
Mastercard, Inc., Class A	26,249	14,869,271
Toast, Inc., Class A (A)	30,957	1,511,940
Visa, Inc., Class A	38,014	13,132,696
WEX, Inc. (A)	2,273	385,683
		52,613,485
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.4%
Mondelez International, Inc., Class A	82,144	$ 5,313,895
Ground Transportation - 0.2%
Uber Technologies, Inc. (A)	29,287	2,569,934
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	14,620	318,131
Boston Scientific Corp. (A)	50,002	5,246,210
Edwards Lifesciences Corp. (A)	34,419	2,729,771
Medtronic PLC	53,133	4,794,722
Stryker Corp.	16,040	6,299,389
Zimmer Biomet Holdings, Inc.	3,266	299,329
		19,687,552
Health Care Providers & Services - 0.9%
Cigna Group	12,023	3,214,710
HCA Healthcare, Inc.	2,662	942,321
Humana, Inc.	7,259	1,813,806
McKesson Corp.	2,165	1,501,514
UnitedHealth Group, Inc.	20,498	5,115,481
		12,587,832
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	4,102	313,516
Ventas, Inc.	59,649	4,007,220
Welltower, Inc.	16,903	2,790,178
		7,110,914
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.	527	2,900,640
Carnival Corp. (A)	95,388	2,839,701
Chipotle Mexican Grill, Inc. (A)	92,439	3,963,784
DoorDash, Inc., Class A (A)	7,529	1,884,132
Expedia Group, Inc.	13,954	2,514,790
Hilton Worldwide Holdings, Inc.	18,055	4,840,184
McDonald's Corp.	25,728	7,720,201
Yum! Brands, Inc.	28,677	4,133,790
		30,797,222
Household Durables - 0.1%
Lennar Corp., Class A	8,123	911,238
Household Products - 0.1%
Church & Dwight Co., Inc.	11,850	1,111,175
Independent Power & Renewable Electricity Producers - 0.3%
Vistra Corp.	20,745	4,326,162
Industrial Conglomerates - 0.4%
3M Co.	37,441	5,586,946
Industrial REITs - 0.2%
Prologis, Inc.	22,525	2,405,220
Insurance - 1.0%
Aon PLC, Class A	10,293	3,661,323
Arthur J Gallagher & Co.	16,828	4,833,843
Progressive Corp.	24,540	5,939,662
		14,434,828
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 4.2%
Alphabet, Inc., Class A	96,213	$ 18,463,275
Alphabet, Inc., Class C	54,633	10,536,520
Meta Platforms, Inc., Class A	41,661	32,222,284
		61,222,079
IT Services - 0.2%
Cognizant Technology Solutions Corp., Class A	50,458	3,620,866
Life Sciences Tools & Services - 0.4%
Danaher Corp.	14,734	2,904,956
Thermo Fisher Scientific, Inc.	7,053	3,298,547
		6,203,503
Machinery - 0.9%
Deere & Co.	10,317	5,409,925
Ingersoll Rand, Inc.	18,085	1,530,534
Otis Worldwide Corp.	47,550	4,074,559
PACCAR, Inc.	22,200	2,192,472
		13,207,490
Media - 0.5%
Charter Communications, Inc., Class A (A)(B)	7,610	2,049,830
Comcast Corp., Class A	129,184	4,292,784
Omnicom Group, Inc.	3,196	230,272
		6,572,886
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	33,828	1,361,239
Nucor Corp.	6,007	859,421
		2,220,660
Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.	14,659	2,222,891
ConocoPhillips	40,890	3,898,452
Diamondback Energy, Inc.	12,700	1,887,982
EOG Resources, Inc.	44,616	5,354,812
Exxon Mobil Corp.	98,337	10,978,343
		24,342,480
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	28,893	1,537,397
Personal Care Products - 0.1%
Kenvue, Inc.	64,528	1,383,480
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	95,964	4,156,201
Eli Lilly & Co.	10,953	8,105,987
Johnson & Johnson	52,714	8,684,104
Merck & Co., Inc.	14,517	1,134,068
		22,080,360
Professional Services - 0.2%
Leidos Holdings, Inc.	19,888	3,175,119
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	20,769	1,244,479
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 8.7%
Analog Devices, Inc.	27,852	$ 6,256,395
Broadcom, Inc.	75,884	22,287,131
Lam Research Corp.	69,136	6,556,858
Micron Technology, Inc.	38,991	4,255,478
NVIDIA Corp.	420,277	74,754,670
NXP Semiconductors NV	24,596	5,257,887
Texas Instruments, Inc.	30,920	5,598,375
		124,966,794
Software - 7.4%
Cadence Design Systems, Inc. (A)	7,992	2,913,644
Crowdstrike Holdings, Inc., Class A (A)	1,430	650,035
Intuit, Inc.	4,229	3,320,315
Microsoft Corp.	136,302	72,717,117
Oracle Corp.	41,859	10,622,558
Palantir Technologies, Inc., Class A (A)	20,527	3,250,451
Salesforce, Inc.	26,177	6,762,304
ServiceNow, Inc. (A)	6,611	6,234,966
		106,471,390
Specialized REITs - 0.4%
Equinix, Inc.	3,817	2,996,994
SBA Communications Corp.	11,523	2,589,448
		5,586,442
Specialty Retail - 1.1%
AutoZone, Inc. (A)	322	1,213,418
Burlington Stores, Inc. (A)	9,913	2,705,853
Lowe's Cos., Inc.	35,067	7,839,929
Ross Stores, Inc.	31,244	4,266,056
		16,025,256
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	245,045	50,863,991
Seagate Technology Holdings PLC	33,760	5,300,657
Western Digital Corp.	5,893	463,720
		56,628,368
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	18,907	1,412,164
Tobacco - 0.4%
Altria Group, Inc.	27,652	1,712,765
Philip Morris International, Inc.	23,284	3,819,740
		5,532,505
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	1,576	1,391,513
Total Common Stocks (Cost $427,257,272)		876,901,983

	Principal	Value
CORPORATE DEBT SECURITIES - 12.4%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	$ 1,197,000	938,514
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Boeing Co. (continued)
6.53%, 05/01/2034	$ 493,000	$ 536,585
6.86%, 05/01/2054	389,000	427,575
General Electric Co.
4.13%, 10/09/2042	394,000	328,203
4.30%, 07/29/2030	677,000	673,770
4.50%, 03/11/2044	663,000	585,856
5.88%, 01/14/2038	168,000	179,006
HEICO Corp.
5.35%, 08/01/2033	911,000	928,730
		4,598,239
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	553,000	493,996
ZF North America Capital, Inc.
6.88%, 04/23/2032 (C)	478,000	446,033
		940,029
Automobiles - 0.4%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (C)	849,000	839,123
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,489,552
6.95%, 03/06/2026	406,000	409,190
General Motors Co.
5.35%, 04/15/2028	435,000	442,062
6.25%, 10/02/2043	211,000	209,044
Hyundai Capital America
5.40%, 06/23/2032 (C)	1,400,000	1,421,391
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (C)	862,000	803,471
		5,613,833
Banks - 2.3%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (D), 03/14/2028	1,000,000	1,014,136
Bank of America Corp.
Fixed until 05/09/2035, 5.46% (D), 05/09/2036	1,529,000	1,564,522
Fixed until 09/15/2028, 5.82% (D), 09/15/2029	2,622,000	2,723,977
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (D), 07/21/2039	302,000	308,784
Barclays PLC
Fixed until 03/12/2054, 6.04% (D), 03/12/2055	200,000	207,480
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	1,291,000	1,298,704
CaixaBank SA
Fixed until 09/13/2033, 6.84% (D), 09/13/2034 (C)	1,626,000	1,787,545
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (D), 01/13/2031	647,000	661,380
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (D), 05/25/2034	$ 388,000	$ 405,756
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (D), 10/21/2032	1,243,000	1,094,848
Fixed until 01/28/2055, 5.73% (D), 01/28/2056	681,000	683,863
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (C)	1,099,000	1,277,173
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (D), 04/22/2027	1,211,000	1,184,943
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	2,415,000	2,455,717
Fixed until 07/23/2035, 5.58% (D), 07/23/2036	1,160,000	1,175,028
Fixed until 04/22/2034, 5.77% (D), 04/22/2035	357,000	374,415
M&T Bank Corp.
Fixed until 07/08/2030, 5.18% (D), 07/08/2031	927,000	937,611
Fixed until 01/16/2035, 5.39% (D), 01/16/2036	382,000	380,613
Fixed until 10/30/2028, 7.41% (D), 10/30/2029	376,000	406,967
Morgan Stanley
Fixed until 07/19/2034, 5.32% (D), 07/19/2035	714,000	722,986
Fixed until 01/18/2034, 5.47% (D), 01/18/2035	457,000	468,138
Fixed until 04/18/2029, 5.66% (D), 04/18/2030	2,123,000	2,199,918
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (D), 03/01/2035	1,373,000	1,425,224
PNC Financial Services Group, Inc.
Fixed until 07/21/2035, 5.37% (D), 07/21/2036	524,000	529,430
Fixed until 01/22/2034, 5.68% (D), 01/22/2035	126,000	130,732
Fixed until 08/18/2033, 5.94% (D), 08/18/2034	1,130,000	1,191,513
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (D), 01/26/2034	1,696,000	1,696,566
Fixed until 10/30/2028, 7.16% (D), 10/30/2029	337,000	363,770
UBS Group AG
Fixed until 09/06/2044, 5.38% (D), 09/06/2045 (C)	400,000	385,949
Fixed until 08/12/2032, 6.54% (D), 08/12/2033 (C)	1,307,000	1,423,225
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (D), 01/24/2031	$ 894,000	$ 915,290
Fixed until 07/25/2033, 5.56% (D), 07/25/2034	1,194,000	1,232,107
		32,628,310
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	931,000	786,966
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	420,000	300,740
5.60%, 03/02/2043	532,000	525,518
CSL Finance PLC
4.63%, 04/27/2042 (C)	618,000	549,429
Gilead Sciences, Inc.
5.10%, 06/15/2035	818,000	823,759
Royalty Pharma PLC
2.20%, 09/02/2030	719,000	635,905
		2,835,351
Building Products - 0.2%
Amrize Finance U.S. LLC
4.75%, 09/22/2046 (C)	200,000	171,349
5.40%, 04/07/2035 (C)	559,000	563,845
Owens Corning
4.30%, 07/15/2047	1,086,000	874,355
Vulcan Materials Co.
5.35%, 12/01/2034	792,000	804,150
		2,413,699
Chemicals - 0.1%
Nutrien Ltd.
4.90%, 03/27/2028	565,000	571,092
OCP SA
6.75%, 05/02/2034 (C)	482,000	501,314
		1,072,406
Commercial Services & Supplies - 0.5%
ADT Security Corp.
4.13%, 08/01/2029 (C)	793,000	758,607
Ashtead Capital, Inc.
5.55%, 05/30/2033 (C)	1,083,000	1,094,595
Element Fleet Management Corp.
5.04%, 03/25/2030 (C)	1,544,000	1,557,284
Equifax, Inc.
5.10%, 12/15/2027	674,000	681,873
GXO Logistics, Inc.
2.65%, 07/15/2031	1,410,000	1,228,750
6.50%, 05/06/2034	452,000	474,347
Quanta Services, Inc.
2.90%, 10/01/2030	842,000	773,990
5.25%, 08/09/2034	49,000	49,515
Veralto Corp.
5.45%, 09/18/2033	879,000	902,476
		7,521,437
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.3%
America Movil SAB de CV
4.38%, 07/16/2042	$ 300,000	$ 253,749
NTT Finance Corp.
4.62%, 07/16/2028 (C)	643,000	644,358
T-Mobile USA, Inc.
3.50%, 04/15/2031	664,000	622,464
3.88%, 04/15/2030	549,000	532,109
5.15%, 04/15/2034	1,074,000	1,080,536
Verizon Communications, Inc.
1.68%, 10/30/2030	1,005,000	870,157
2.99%, 10/30/2056	1,326,000	795,197
		4,798,570
Construction & Engineering - 0.0% *
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (C)	566,000	579,471
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	1,030,000	875,825
Lowe's Cos., Inc.
3.75%, 04/01/2032	1,194,000	1,121,377
		1,997,202
Distributors - 0.0% *
LKQ Corp.
6.25%, 06/15/2033	514,000	537,190
Diversified REITs - 0.4%
American Tower Trust #1
3.65%, 03/15/2048 (C)	508,000	493,606
Safehold GL Holdings LLC
6.10%, 04/01/2034	773,000	806,863
SBA Tower Trust
1.63%, 05/15/2051 (C)	1,011,000	973,226
1.88%, 07/15/2050 (C)	746,000	735,990
VICI Properties LP
4.95%, 02/15/2030	1,283,000	1,288,425
Weyerhaeuser Co.
4.00%, 04/15/2030	883,000	859,913
WP Carey, Inc.
5.38%, 06/30/2034	656,000	659,420
		5,817,443
Electric Utilities - 0.4%
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (C)	920,810	930,018
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	105,000	108,178
CMS Energy Corp.
4.88%, 03/01/2044	123,000	108,541
DTE Electric Co.
4.30%, 07/01/2044	1,263,000	1,059,875
Duke Energy Corp.
3.75%, 09/01/2046	1,296,000	959,101
Duke Energy Progress LLC
3.60%, 09/15/2047	1,094,000	800,185
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc.
6.00%, 02/01/2033 (C)	$ 163,000	$ 163,442
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	61,000	58,588
Pacific Gas & Electric Co.
2.50%, 02/01/2031	913,000	797,096
Vistra Operations Co. LLC
6.88%, 04/15/2032 (C)	476,000	494,587
		5,479,611
Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
5.88%, 04/10/2034	621,000	638,590
Keysight Technologies, Inc.
4.60%, 04/06/2027	579,000	579,646
4.95%, 10/15/2034	545,000	535,683
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	403,000	385,632
Tyco Electronics Group SA
5.00%, 05/09/2035	1,055,000	1,055,824
		3,195,375
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (C)	966,000	955,086
Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,120,000	1,117,711
4.95%, 09/10/2034	600,000	585,171
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (D), 05/15/2029	248,000	252,575
American Express Co.
Fixed until 04/25/2029, 5.53% (D), 04/25/2030	776,000	804,810
Aviation Capital Group LLC
1.95%, 01/30/2026 (C)	986,000	972,192
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (C)	1,301,000	1,339,293
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (D), 01/30/2036	222,000	227,907
Citadel LP
6.00%, 01/23/2030 (C)	219,000	225,668
LPL Holdings, Inc.
5.70%, 05/20/2027	393,000	399,439
Rocket Cos., Inc.
6.13%, 08/01/2030 (C)	701,000	710,780
		6,635,546
Food Products - 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.25%, 03/15/2033 (C)	132,000	134,544
BAT Capital Corp.
5.63%, 08/15/2035	1,323,000	1,343,839
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	$ 1,104,000	$ 1,065,634
5.15%, 08/04/2035 (E)	1,290,000	1,285,816
Cargill, Inc.
5.13%, 02/11/2035 (C)	781,000	785,795
Conagra Brands, Inc.
5.00%, 08/01/2030	676,000	677,194
Imperial Brands Finance PLC
5.63%, 07/01/2035 (C)	1,105,000	1,106,007
J.M. Smucker Co.
6.50%, 11/15/2043	475,000	505,181
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (C)	1,394,000	1,388,326
Kroger Co.
5.00%, 09/15/2034	483,000	477,784
Philip Morris International, Inc.
4.90%, 11/01/2034	1,217,000	1,200,957
5.63%, 11/17/2029	649,000	677,252
Sysco Corp.
5.40%, 03/23/2035	549,000	556,740
		11,205,069
Gas Utilities - 0.1%
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (C)	1,285,000	1,408,960
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
5.75%, 12/06/2052 (C)	459,000	458,160
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	577,000	583,595
5.50%, 06/15/2035	515,000	525,686
		1,567,441
Health Care Providers & Services - 0.4%
Centene Corp.
3.38%, 02/15/2030	704,000	633,846
Cigna Group
2.40%, 03/15/2030	601,000	547,223
HCA, Inc.
5.60%, 04/01/2034	922,000	939,616
6.00%, 04/01/2054	610,000	592,322
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (C)	413,000	397,220
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	426,000	399,090
4.80%, 10/01/2034	1,095,000	1,065,119
UnitedHealth Group, Inc.
5.15%, 07/15/2034	666,000	667,919
5.20%, 04/15/2063	618,000	538,718
		5,781,073
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
5.75%, 08/01/2032 (C)	$ 446,000	$ 449,019
6.13%, 02/15/2033 (C)	617,000	627,946
Hyatt Hotels Corp.
5.25%, 06/30/2029	611,000	621,677
MGM Resorts International
6.13%, 09/15/2029	778,000	788,665
		2,487,307
Household Durables - 0.0% *
Whirlpool Corp.
6.13%, 06/15/2030	341,000	340,187
Insurance - 0.8%
Allstate Corp.
5.05%, 06/24/2029	1,297,000	1,322,478
5.25%, 03/30/2033	471,000	481,143
American International Group, Inc.
5.45%, 05/07/2035	401,000	409,697
Aon North America, Inc.
5.45%, 03/01/2034	597,000	610,675
5.75%, 03/01/2054	780,000	759,802
Brown & Brown, Inc.
5.25%, 06/23/2032	289,000	292,315
5.55%, 06/23/2035	1,117,000	1,129,166
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	1,642,000	1,619,511
Corebridge Financial, Inc.
5.75%, 01/15/2034	537,000	557,343
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (C)	382,000	391,647
Markel Group, Inc.
5.00%, 05/20/2049	139,000	120,647
6.00%, 05/16/2054	542,000	539,679
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (C)	1,000,000	1,022,500
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	943,000	860,905
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	211,000	216,857
RGA Global Funding
5.05%, 12/06/2031 (C)	1,257,000	1,262,079
		11,596,444
Internet & Catalog Retail - 0.2%
Expedia Group, Inc.
5.40%, 02/15/2035	1,066,000	1,073,549
Meta Platforms, Inc.
4.80%, 05/15/2030	768,000	786,866
Uber Technologies, Inc.
4.80%, 09/15/2034	501,000	492,096
		2,352,511
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	$ 140,000	$ 131,029
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	955,000	922,811
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,246,000	1,208,741
		2,262,581
Machinery - 0.2%
Eaton Capital ULC
4.45%, 05/09/2030	448,000	447,742
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,308,000	1,212,621
Ingersoll Rand, Inc.
5.45%, 06/15/2034	588,000	604,256
		2,264,619
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	451,000	349,698
Comcast Corp.
2.94%, 11/01/2056	767,000	443,108
NBCUniversal Media LLC
4.45%, 01/15/2043	364,000	310,256
		1,103,062
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (C)	1,293,000	1,288,270
ArcelorMittal SA
6.55%, 11/29/2027	1,015,000	1,055,081
Glencore Funding LLC
2.63%, 09/23/2031 (C)	879,000	773,486
		3,116,837
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (C)	353,000	356,466
Office REITs - 0.0% *
COPT Defense Properties LP
2.00%, 01/15/2029	129,000	117,788
2.25%, 03/15/2026	251,000	246,620
		364,408
Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	504,000	465,581
Cheniere Energy Partners LP
5.95%, 06/30/2033	1,304,000	1,361,155
Chevron USA, Inc.
3.25%, 10/15/2029	523,000	502,885
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,025,000	1,027,426
Ecopetrol SA
7.75%, 02/01/2032	711,000	707,996
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.
4.90%, 06/20/2030 (B)	$ 722,000	$ 728,335
5.63%, 04/05/2034	851,000	870,850
Energy Transfer LP
5.15%, 02/01/2043	602,000	529,714
5.55%, 02/15/2028	356,000	364,796
5.95%, 10/01/2043	399,000	384,927
EQT Corp.
6.38%, 04/01/2029 (C)	253,000	260,479
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (C)	446,000	456,490
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (C)	478,000	480,738
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	430,000	442,943
Occidental Petroleum Corp.
5.20%, 08/01/2029	546,000	547,328
ONEOK, Inc.
6.10%, 11/15/2032	1,033,000	1,092,160
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	383,846
6.84%, 01/23/2030	892,000	877,780
6.88%, 08/04/2026	340,000	341,365
7.69%, 01/23/2050	95,000	80,538
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	719,000	713,218
Shell Finance U.S., Inc.
3.75%, 09/12/2046	281,000	214,507
Shell International Finance BV
2.50%, 09/12/2026	571,000	560,385
Western Midstream Operating LP
6.15%, 04/01/2033	727,000	758,294
Williams Cos., Inc.
5.40%, 03/04/2044	77,000	72,153
		14,225,889
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (C)	561,000	564,836
Passenger Airlines - 0.0% *
American Airlines Pass-Through Trust
3.20%, 12/15/2029	374,861	358,495
United Airlines Pass-Through Trust
3.75%, 03/03/2028	392,361	387,769
		746,264
Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	1,126,000	1,153,713
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (C)	716,000	707,328
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	294,000	283,982
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Cardinal Health, Inc.
5.45%, 02/15/2034	$ 606,000	$ 620,096
CVS Health Corp.
5.25%, 01/30/2031	380,000	386,795
6.00%, 06/01/2044	699,000	688,467
Fixed until 12/10/2029, 7.00% (D), 03/10/2055	999,000	1,027,811
Merck & Co., Inc.
5.00%, 05/17/2053	332,000	301,945
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	614,000	581,265
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	987,000	983,297
Viatris, Inc.
2.30%, 06/22/2027	489,000	465,367
		6,046,353
Residential REITs - 0.0% *
American Homes 4 Rent LP
5.50%, 02/01/2034	747,000	759,402
Retail REITs - 0.1%
NNN REIT, Inc.
4.60%, 02/15/2031	1,321,000	1,307,567
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	992,000	956,332
Broadcom, Inc.
3.14%, 11/15/2035 (C)	943,000	791,529
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	987,000	996,601
5.90%, 01/25/2033 (C)	998,000	1,025,571
Kioxia Holdings Corp.
6.25%, 07/24/2030 (C)	1,567,000	1,561,194
KLA Corp.
3.30%, 03/01/2050	585,000	405,073
Microchip Technology, Inc.
5.05%, 03/15/2029	873,000	882,862
Micron Technology, Inc.
5.30%, 01/15/2031	1,132,000	1,155,306
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	401,000	258,114
3.40%, 05/01/2030	656,000	620,456
QUALCOMM, Inc.
3.25%, 05/20/2050	390,000	266,831
		8,919,869
Software - 0.4%
AppLovin Corp.
5.50%, 12/01/2034	771,000	779,849
Cadence Design Systems, Inc.
4.70%, 09/10/2034	469,000	461,839
Fair Isaac Corp.
6.00%, 05/15/2033 (C)	337,000	338,582
Fiserv, Inc.
5.45%, 03/02/2028	587,000	599,951
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Intuit, Inc.
5.50%, 09/15/2053	$ 273,000	$ 270,306
Oracle Corp.
3.65%, 03/25/2041	482,000	376,836
6.90%, 11/09/2052	761,000	834,770
Roper Technologies, Inc.
4.90%, 10/15/2034	679,000	666,804
Synopsys, Inc.
5.15%, 04/01/2035	511,000	512,814
5.70%, 04/01/2055	364,000	358,935
		5,200,686
Specialized REITs - 0.1%
Extra Space Storage LP
5.40%, 06/15/2035	1,101,000	1,103,416
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (C)	1,123,000	1,118,832
Canadian Pacific Railway Co.
2.45%, 12/02/2031	1,777,000	1,554,304
United Parcel Service, Inc.
5.25%, 05/14/2035	502,000	510,196
		3,183,332
Total Corporate Debt Securities (Cost $180,415,353)		177,824,056
U.S. GOVERNMENT OBLIGATIONS - 11.9%
U.S. Treasury - 11.3%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,575,000	1,220,610
1.38%, 11/15/2040	6,045,200	3,829,492
1.88%, 02/15/2051 - 11/15/2051	3,274,000	1,804,507
2.00%, 02/15/2050	4,726,000	2,739,049
2.25%, 08/15/2046 - 02/15/2052	4,330,000	2,698,344
2.38%, 05/15/2051	1,090,000	681,207
2.50%, 02/15/2045 - 05/15/2046	6,032,900	4,165,927
2.75%, 08/15/2047 - 11/15/2047	2,367,900	1,665,515
2.88%, 08/15/2045 - 05/15/2049	4,114,600	2,983,284
3.00%, 08/15/2048 - 08/15/2052	4,133,300	2,986,197
3.13%, 02/15/2042 - 05/15/2048	2,226,600	1,778,539
3.50%, 02/15/2039	807,000	721,729
3.63%, 02/15/2044 - 05/15/2053	4,184,000	3,482,513
3.88%, 02/15/2043	1,923,000	1,702,832
4.00%, 11/15/2052	914,000	787,789
4.13%, 08/15/2044 - 08/15/2053	2,174,000	1,937,150
4.25%, 05/15/2039 - 08/15/2054	2,995,600	2,739,548
4.50%, 11/15/2054	2,738,000	2,568,586
4.63%, 05/15/2044 - 02/15/2055	4,724,000	4,547,726
4.75%, 11/15/2043 - 05/15/2055	6,684,900	6,549,037
5.00%, 05/15/2045	1,341,000	1,360,696
5.25%, 02/15/2029	1,554,000	1,626,783
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	13,307,000	11,340,333
0.88%, 06/30/2026	3,173,200	3,079,392
1.13%, 10/31/2026	625,000	602,441
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
1.25%, 11/30/2026 - 08/15/2031	$ 4,169,000	$ 3,657,908
1.38%, 11/15/2031	1,880,000	1,598,661
1.50%, 01/31/2027 - 02/15/2030	3,111,000	2,872,972
1.63%, 05/15/2026 - 05/15/2031	6,035,600	5,570,534
1.88%, 02/15/2032	3,024,800	2,639,020
2.25%, 11/15/2027	997,500	961,380
2.63%, 01/31/2026 - 02/15/2029	1,724,500	1,688,260
2.75%, 02/15/2028	3,108,000	3,021,802
2.88%, 05/15/2028 - 05/15/2032	6,694,900	6,339,784
3.13%, 08/31/2027 - 11/15/2028	2,197,000	2,159,549
3.50%, 01/31/2028	4,388,000	4,346,691
3.63%, 05/31/2028 - 09/30/2031	6,303,000	6,209,099
3.88%, 11/30/2027 - 08/15/2034	9,100,400	9,054,775
4.00%, 01/15/2027 - 05/31/2030	16,539,000	16,560,679
4.13%, 09/30/2027 - 11/15/2032	8,546,200	8,549,523
4.25%, 11/30/2026 - 05/15/2035	10,245,400	10,212,842
4.50%, 03/31/2026 - 05/31/2029	5,717,000	5,808,098
4.63%, 04/30/2029 - 02/15/2035	1,938,900	1,983,356
		162,834,159
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	1,150,770	1,163,627
2.50%, 01/15/2029	4,140,601	4,304,218
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,166,897	2,978,207
		8,446,052
Total U.S. Government Obligations (Cost $181,140,067)		171,280,211
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	66,884	67,375
5.50%, 06/01/2041 - 07/01/2053	3,037,948	3,029,344
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,224,382
3.19%, 07/25/2027	700,000	685,446
Federal National Mortgage Association
3.50%, 07/01/2028 - 11/01/2028	44,547	43,943
4.00%, 04/01/2026 - 06/01/2042	24,155	23,147
4.50%, 06/01/2026 - 08/01/2052	1,789,560	1,700,719
5.00%, 04/01/2039 - 02/01/2054	8,784,128	8,602,794
5.50%, 10/01/2036 - 03/01/2053	2,057,403	2,058,441
6.00%, 08/01/2036 - 06/01/2054	2,917,245	2,970,241
6.50%, 05/01/2040	35,717	37,789
1-Year RFUCC Treasury + 1.52%,
6.46% (D), 02/01/2043	13,156	13,419
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (D), 02/16/2053	180,482	2,692
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
5.88%, 04/01/2036	$ 774,000	$ 848,506
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2039 - 08/01/2054 (E)	11,443,000	9,285,335
2.50%, 08/01/2039 - 08/01/2054 (E)	28,566,000	23,591,823
3.00%, 08/01/2039 - 08/01/2055 (E)	21,050,000	18,170,203
3.50%, 08/01/2039 - 08/01/2054 (E)	11,031,000	10,022,666
4.00%, 08/01/2054 (E)	11,875,000	10,951,187
4.50%, 08/01/2054 (E)	11,539,000	10,944,669
5.00%, 08/01/2054 (E)	8,373,000	8,148,584
5.50%, 08/01/2054 (E)	15,829,000	15,745,197
6.00%, 08/01/2054 (E)	8,688,000	8,808,084
Total U.S. Government Agency Obligations (Cost $138,892,252)		137,975,986
MORTGAGE-BACKED SECURITIES - 2.0%
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (D), 01/25/2070 (C)	1,035,040	1,035,162
Bank5
Series 2024-5YR8, Class A3, 5.88% , 08/15/2057	1,900,000	1,975,595
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (D), 03/25/2064 (C)	535,007	538,666
Series 2024-NQM7, Class A1, 5.55% (D), 10/27/2064 (C)	2,605,673	2,605,702
CIM Trust
Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (C)	1,173,788	1,045,176
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (C)	66,507	65,219
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (D), 04/25/2069 (C)	546,939	549,801
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (D), 01/25/2060 (C)	1,125,559	943,428
Series 2021-RPL6, Class A1, 2.00% (D), 10/25/2060 (C)	1,569,949	1,409,892
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (D), 01/13/2040 (C)	1,600,000	1,640,226
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (C)	32,268	31,705
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (D), 12/25/2052 (C)	58,793	55,914
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (D), 01/25/2054 (C)	28,971	27,979
Series 2014-2A, Class A3, 3.75% (D), 05/25/2054 (C)	72,360	68,781
Series 2014-3A, Class AFX3, 3.75% (D), 11/25/2054 (C)	55,843	53,432
Series 2015-2A, Class A1, 3.75% (D), 08/25/2055 (C)	118,737	114,638
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2016-2A, Class A1, 3.75% (D), 11/26/2035 (C)	$ 78,772	$ 75,877
Series 2016-3A, Class A1B, 3.25% (D), 09/25/2056 (C)	88,074	82,866
Series 2016-4A, Class A1, 3.75% (D), 11/25/2056 (C)	105,436	100,485
Series 2017-1A, Class A1, 4.00% (D), 02/25/2057 (C)	237,667	229,812
Series 2017-2A, Class A3, 4.00% (D), 03/25/2057 (C)	545,485	525,804
Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (C)	340,568	328,922
Series 2017-4A, Class A1, 4.00% (D), 05/25/2057 (C)	258,129	247,169
Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (C)	125,272	121,523
Series 2018-RPL1, Class A1, 3.50% (D), 12/25/2057 (C)	179,625	173,229
Series 2019-4A, Class A1B, 3.50% (D), 12/25/2058 (C)	641,271	596,459
Series 2019-5A, Class A1B, 3.50% (D), 08/25/2059 (C)	552,178	521,574
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (D), 03/25/2063 (C)	489,509	489,789
Series 2024-NQM4, Class A1, 6.07% (D), 01/25/2064 (C)	690,563	694,464
Series 2024-NQM5, Class A1, 5.99% (D), 01/25/2064 (C)	769,514	772,588
Series 2024-NQM6, Class A1, 6.45% (D), 02/25/2064 (C)	698,135	704,939
Series 2024-NQM7, Class A1, 6.24% (D), 03/25/2064 (C)	1,116,002	1,124,254
Series 2025-NQM2, Class A1, 5.60% (D), 11/25/2064 (C)	1,097,525	1,096,960
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (D), 06/25/2057 (C)	201,931	196,672
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (C)	98,526	96,425
Series 2018-1, Class A1, 3.00% (D), 01/25/2058 (C)	87,163	86,076
Series 2018-3, Class A1, 3.75% (D), 05/25/2058 (C)	376,821	368,002
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (C)	972,516	916,359
Series 2019-1, Class A1, 3.75% (D), 03/25/2058 (C)	1,248,402	1,208,148
Series 2019-4, Class A1, 2.90% (D), 10/25/2059 (C)	927,449	886,330
Series 2020-4, Class A1, 1.75% , 10/25/2060 (C)	1,630,627	1,471,550
Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (C)	1,338,081	1,243,688
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2022-4, Class A1, 3.75% , 09/25/2062 (C)	$ 640,030	$ 609,265
Series 2023-1, Class A1, 3.75% , 01/25/2063 (C)	1,679,913	1,615,189
Total Mortgage-Backed Securities (Cost $29,699,969)		28,745,734
ASSET-BACKED SECURITIES - 1.5%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (C)	67,619	67,689
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (C)	119,193	110,419
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (C)	650,000	643,796
Series 2024-1A, Class A, 5.36%, 06/20/2030 (C)	930,000	951,642
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (C)	530,900	537,925
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	990,000	999,042
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.59% (D), 10/18/2030 (C)	1,177,038	1,178,104
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	1,200,000	1,205,017
Series 2023-2, Class A, 5.77%, 09/15/2029	1,005,000	1,019,588
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (C)	890,000	902,491
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (C)	376,745	382,566
Series 2024-1B, Class A, 5.75%, 09/15/2039 (C)	260,016	263,002
Series 2024-2A, Class A, 5.50%, 03/25/2038 (C)	220,671	223,570
Series 2024-3A, Class A, 4.98%, 08/27/2040 (C)	2,260,840	2,268,761
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (C)	925,530	936,028
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.79% (D), 10/20/2034 (C)	1,600,000	1,602,168
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (C)	94,549	93,397
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (C)	$ 510,492	$ 459,776
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (C)	189,034	181,070
Series 2023-1A, Class A, 4.93%, 10/20/2040 (C)	397,737	398,768
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (C)	1,435,000	1,442,118
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (C)	1,150,000	1,170,182
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (C)	198,285	195,277
Series 2023-1A, Class A, 5.20%, 01/20/2040 (C)	472,885	474,440
Series 2023-2A, Class A, 5.80%, 04/20/2040 (C)	490,412	498,451
Series 2023-3A, Class A, 6.10%, 09/20/2040 (C)	576,537	590,958
Series 2024-1A, Class A, 5.15%, 01/20/2043 (C)	540,181	541,910
Series 2025-1A, Class A, 4.81%, 01/21/2042 (C)	1,118,766	1,122,218
Series 2025-2A, Class A, 4.72%, 04/20/2044 (C)	500,000	501,006
Total Asset-Backed Securities (Cost $20,846,215)		20,961,379
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Colombia - 0.0% *
Colombia Government International Bonds
3.13%, 04/15/2031	455,000	382,546
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (C)	1,125,000	1,141,312
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,126,000	1,102,917
Panama - 0.0% *
Panama Government International Bonds
3.88%, 03/17/2028	315,000	304,958
Peru - 0.0% *
Corp. Financiera de Desarrollo SA
5.50%, 05/06/2030 (C)	533,000	538,810
Total Foreign Government Obligations (Cost $3,449,717)		3,470,543
COMMERCIAL PAPER - 7.0%
Banks - 2.0%
DBS Bank Ltd.
4.49% (F), 09/04/2025 (C)	6,000,000	5,974,673
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
DNB Bank ASA
4.41% (F), 10/29/2025 (C)	$ 4,500,000	$ 4,451,266
Lloyds Bank PLC
4.49% (F), 12/15/2025	4,500,000	4,424,844
Macquarie Bank Ltd.
4.41% (F), 09/10/2025 (C)	4,250,000	4,228,611
Sheffield Receivables Co. LLC
4.49% (F), 09/10/2025 (C)	4,150,000	4,129,216
Swedbank AB
4.40% (F), 09/02/2025 (C)	5,500,000	5,478,273
		28,686,883
Capital Markets - 0.4%
Lexington Parker Capital Co. LLC
4.51% (F), 08/19/2025 (C)	5,725,000	5,711,795
Chemicals - 0.2%
Air Liquide U.S. LLC
4.50% (F), 09/12/2025 (C)	3,400,000	3,382,281
Communications Equipment - 0.2%
Cisco Systems, Inc.
4.44% (F), 08/01/2025 (C)	2,500,000	2,499,701
Electrical Equipment - 0.4%
Emerson Electric Co.
4.43% (F), 08/19/2025 (C)	5,000,000	4,988,586
Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
4.47% (F), 09/29/2025 (C)	4,000,000	3,970,067
Financial Services - 3.2%
Atlantic Asset Securitization LLC
4.49% (F), 10/20/2025 (C)	2,300,000	2,277,246
Britannia Funding Co. LLC
4.51% (F), 10/15/2025 (C)	4,800,000	4,755,305
Glencove Funding LLC
4.50% (F), 09/02/2025 (C)	4,250,000	4,232,929
Liberty Street Funding LLC
4.43% (F), 09/02/2025 (C)	5,500,000	5,477,908
Mainbeach Funding LLC
4.50% (F), 08/27/2025 (C)	1,750,000	1,744,229
4.55% (F), 08/04/2025 (C)	4,000,000	3,998,070
Manhattan Asset Funding Co. LLC
4.47% (F), 10/27/2025 (C)	4,000,000	3,956,984
4.51% (F), 12/11/2025 (C)	1,125,000	1,106,814
Mont Blanc Capital Corp.
4.46% (F), 08/15/2025 (C)	5,710,000	5,699,610
Ranger Funding Co. LLC
4.55% (F), 09/10/2025 (C)	4,400,000	4,377,864
Starbird Funding Corp.
4.50% (F), 08/04/2025 (C)	3,000,000	2,998,549
Victory Receivables Corp.
4.47% (F), 10/02/2025 (C)	5,000,000	4,961,657
4.48% (F), 10/28/2025 (C)	1,000,000	989,124
		46,576,289
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Oil, Gas & Consumable Fuels - 0.3%
TotalEnergies Capital SA
4.49% (F), 09/02/2025 (C)	$ 4,550,000	$ 4,531,803
Total Commercial Paper (Cost $100,363,890)		100,347,405
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bills
4.16% (F), 10/09/2025	4,250,000	4,215,359
4.18% (F), 10/09/2025	4,750,000	4,711,284
4.19% (F), 10/16/2025	9,098,000	9,016,588
4.28% (F), 10/16/2025	3,797,000	3,763,023
Total Short-Term U.S. Government Obligations (Cost $21,714,307)		21,706,254

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (F)	747,270	747,270
Total Other Investment Company (Cost $747,270)		747,270

Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp.,
1.80% (F), dated 07/31/2025, to be
repurchased at $12,491,260 on 08/01/2025.
Collateralized by a U.S. Government
Obligations, 3.75% due 04/30/2027, and
with a total value of $12,740,713.
$ 12,490,635	$ 12,490,635
Total Repurchase Agreement (Cost $12,490,635)	12,490,635
Total Investments (Cost $1,117,016,947)	1,552,451,456
Net Other Assets (Liabilities) - (7.9)%	(113,094,179)
Net Assets - 100.0%	$ 1,439,357,277
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	31	09/19/2025	$9,619,305	$9,880,088	$260,783	$—
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$876,901,983	$—	$—	$876,901,983
Corporate Debt Securities	—	177,824,056	—	177,824,056
U.S. Government Obligations	—	171,280,211	—	171,280,211
U.S. Government Agency Obligations	—	137,975,986	—	137,975,986
Mortgage-Backed Securities	—	28,745,734	—	28,745,734
Asset-Backed Securities	—	20,961,379	—	20,961,379
Foreign Government Obligations	—	3,470,543	—	3,470,543
Commercial Paper	—	100,347,405	—	100,347,405
Short-Term U.S. Government Obligations	—	21,706,254	—	21,706,254
Other Investment Company	747,270	—	—	747,270
Repurchase Agreement	—	12,490,635	—	12,490,635
Total Investments	$877,649,253	$674,802,203	$—	$1,552,451,456
Other Financial Instruments
Futures Contracts (H)	$260,783	$—	$—	$260,783
Total Other Financial Instruments	$260,783	$—	$—	$260,783
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,563,446, collateralized by cash collateral of $747,270 and non-cash collateral, such as U.S. government securities of $1,868,025. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $188,385,120, representing 13.1% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at July 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Managed Balanced (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds